Certain risks and concentration - PRC Regulations OptAim Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 52,232	$ 36,854	$ 39,828
Accounts receivable, net	143,142	143,971
Prepaid media costs	34,528	25,565
Other current assets	14,138	8,983
Total current assets	321,176	245,393
Non-current assets
Property and equipment, net	1,113	536
Intangible assets	56,431	4,418
Right-of-use assets	3,421	1,656
Other non-current assets	567	109
Total non-current assets	148,939	76,123
Total assets	470,115	321,516
Current liabilities
Accounts payable	43,140	66,161
Deferred revenue	28,199	27,089	$ 27,191
Lease liabilities	1,955	1,114
Bank borrowings (including bank borrowing of the consolidated VIE and its subsidiaries without recourse to the Company of US$Nil and US$457 as of December 31, 2019 and 2020, respectively)	56,040	36,851
Income tax payable (including income tax payable of the consolidated VIE and its subsidiaries without recourse to the Company of US$Nil and US$483 as of December 31, 2019 and 2020, respectively)	4,182	3,780
Accrued liabilities and other current liabilities	29,331	19,937
Total current liabilities	162,847	203,940
Non-current liabilities
Deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the Company	14,156	1,865
Lease liabilities	1,373	706
Total non-current liabilities	28,180	3,020
Total liabilities	191,027	206,960
OptAim VIE
Current assets
Cash and cash equivalents	2,113	1,654
Accounts receivable, net	1,720	4,328
Prepaid media costs	1,587	2,424
Other current assets	1,012	652
Total current assets	6,432	9,058
Non-current assets
Property and equipment, net	82	73
Intangible assets	336	494
Right-of-use assets	484	108
Other non-current assets	12
Total non-current assets	914	675
Total assets	7,346	9,733
Current liabilities
Accounts payable	371	27
Deferred revenue	644	866
Lease liabilities	298	86
Bank borrowings (including bank borrowing of the consolidated VIE and its subsidiaries without recourse to the Company of US$Nil and US$457 as of December 31, 2019 and 2020, respectively)	457
Income tax payable (including income tax payable of the consolidated VIE and its subsidiaries without recourse to the Company of US$Nil and US$483 as of December 31, 2019 and 2020, respectively)	483
Accrued liabilities and other current liabilities	1,519	1,802
Total current liabilities	3,772	2,781
Non-current liabilities
Deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the Company	146	187
Lease liabilities	186	25
Total non-current liabilities	332	212
Total liabilities	$ 4,104	$ 2,993